REPO AND REVERSE REPO TRANSACTIONS - (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
REPO AND REVERSE REPO TRANSACTIONS
Book Value, repo transactions	$ 755,708,132	$ 67,206,248
Book Value, reverse repo transactions	$ 940,332